As filed with the Securities and Exchange Commission on July 16, 2018

File Nos. 333-204408 and 811-23059

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☐

(Check appropriate box or boxes)

CLOUGH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of Principal Executive Offices)

303.623.2577

(Registrant’s Telephone Number, including Area Code)

Karen S. Gilomen

c/o ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and Address of Agent for Service)

Copy to:

Derek Steingarten	Miriam S. Gross
K&L Gates LLP	General Counsel
599 Lexington Avenue	Clough Capital Partners L.P.
New York, NY 10022	One Post Office Square
40th Floor
Boston, MA 02109

Approximate Date of Proposed Public Offering:

  It is proposed that this filing will become effective (check appropriate box):

x immediately upon filing pursuant to paragraph (b)
on (date), pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

  If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on July 16, 2018.

CLOUGH FUNDS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President and Trustee	July 16, 2018
Edmund J. Burke

/s/ Kevin McNally	Trustee	July 16, 2018
Kevin McNally*

/s/ Jeremy W. Deems	Trustee	July 16, 2018
Jeremy W. Deems*

/s/ James M. Maxwell	Trustee	July 16, 2018
James M. Maxwell*

/s/ Clifford J. Weber	Trustee and Chairman	July 16, 2018
Clifford J. Weber*

/s/ Jill Kerschen	Treasurer	July 16, 2018
Jill Kerschen

*      Signature affixed by Karen S. Gilomen pursuant to a power of attorney dated February 21, 2018, previously filed on February 28, 2018.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase